Operating costs - Exceptional operating items (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Staff costs
Guaranteed minimum pension equalisation charge	£ 1,404	£ 1,580	£ 1,509
Other external charges	2,044	2,285	1,849
Miscellaneous other operating income	(93)	(5)	(14)
Increase in inventories	(275)	(446)	(296)
Depreciation, amortisation and impairment
Brand, goodwill and tangible asset impairment	1,839	374	493
Total exceptional operating items (note 4)	15,560	15,252	14,741
Total exceptional items
Staff costs
Guaranteed minimum pension equalisation charge	0	21	0
Other external charges	95	53	0
Miscellaneous other operating income	(83)	0	0
Increase in inventories	0	0	3
Depreciation, amortisation and impairment
Brand, goodwill and tangible asset impairment	1,345	0	125
Total exceptional operating items (note 4)	£ 1,357	£ 74	£ 128